Income taxes - Income Taxes Payable and OECD Pillar Two (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income taxes [Abstract]
Income taxes receivable					$ 10
Minimum tax rate provisions of OECD Pillar Two Framework					15.00%
Estimated top-up taxes	$ 2	$ 3	$ 6	$ 8	$ 24